INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2021
INVENTORIES
Schedule of inventories

	June 30,	December 31,
	2021	2020
Finished goods
Pulp
Domestic (Brazil)	659,142	553,229
Foreign	1,227,823	1,102,994
Paper
Domestic (Brazil)	369,397	225,058
Foreign	96,464	87,638
Work in process	95,674	81,465
Raw material	1,373,217	1,450,507
Spare parts and other	583,148	508,444
	4,404,865	4,009,335

Schedule of changes in expected losses

	June 30,	December 31,
	2021	2020
Beginning balance	(79,885)	(106,713)
Addition (1)	(16,020)	(77,173)
Reversal	5,353	11,498
Write-off (2)	35,563	92,503
Ending balance	(54,989)	(79,885)

1)	Refers substantially to the raw material in the amount of R$11,230 (R$56,305 as of December 31, 2020).
2)	Refers mainly to the amounts of (i) finished pulp product of R$1,083 (R$32,018 as of December 31, 2020) and (ii) raw material of R$33,231 (R$49,550 as of December 31, 2020).